BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive securities	2,761,084,483	1,469,585,686	1,968,436,155	1,565,537,716
Convertible Notes [Member]
Potentially dilutive securities	10,000,000	10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member]
Potentially dilutive securities	1,396,084,483	229,585,686	603,436,155	281,878,716
Direct Solar, LLC [Member]
Potentially dilutive securities	1,355,000,000	1,230,000,000	1,355,000,000	1,273,750,000